Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-Current
Accounts receivable	$ 3,414	$ 3,431
Loss allowance (see Note 3A(iii))	(3,080)	(2,105)
Non current trade receivables	334	1,326
Current
Accounts receivable	111,210	153,264
Trade receivables from related parties (Note 27)	2,424	2,242
Loss allowance (see Note 3A(iii))	(54,553)	(50,629)
Current trade receivables	$ 59,081	$ 104,877